Employee Stock Incentive Plans - Schedule of general terms of grants under stock option plans and restricted stock unit option plans (Detail) - Employee stock option plans and restricted stock unit option [member]
	12 Months Ended
	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2020 shares ₨ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | shares	24,600	78,199	4,721,388	24,600	78,199	4,721,388
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	12,242,672	15,831,948	15,594,190	12,242,672	15,831,948	15,594,190
Weighted average remaining life (Months)	13 months	18 months	23 months
Weighted average exercise price | ₨ / shares	₨ 2	₨ 2	₨ 2
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	17,511,902	10,822,476	7,854,540	17,511,902	10,822,476	7,854,540
Weighted average remaining life (Months)	20 months	19 months	23 months
Weighted average exercise price | $ / shares				$ 0.03	$ 0.03	$ 0.03